CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash flows from operations
Net income	$ 145	$ 272	[1]	$ 956	[1]	$ 1,737	[2]	$ 1,288
Adjustments
Depreciation and amortization	76	58		257		206		184
Deferred income taxes				(65)		68		(43)
Share-based compensation expense	21	10		62		32		27
Excess tax benefits from share-based compensation	(5)	(2)		(7)		(9)		(13)
Business optimization (benefits) charges, net	66	(10)		(12)		33		133
Gain on sale of discontinued operations				(38)		(466)
Net periodic pension benefit and OPEB cost	17	15		69		52		60
Change in fair value of contingent payment liabilities				(97)		124		18
IPR&D impairment charge				81
Other	(37)	(1)		61		116		47
Changes in balance sheet items
Accounts and other current receivables, net	(69)	(27)		(285)		(75)		(51)
Inventories	(24)	(91)		(429)		(282)		(261)
Accounts payable	(75)	(37)		189		127		45
Accrued liabilities	(20)	(295)		73		(195)		202
Due to/from Baxter International Inc	49			86
Business optimization payments	(8)	(4)		(19)		(37)		(31)
Other	(8)	(30)		(83)		(58)		(57)
Net cash provided from (used for) operations	128	(142)		799		1,373		1,548
Cash flows from investing activities
Capital expenditures	(235)	(301)		(1,216)		(970)		(797)
Acquisitions, net of cash acquired	(280)	(228)		(1,163)		(185)		(111)
Divestiture of vaccines business				46		640
Other investing activities	(33)	(18)		40		14		(69)
Net cash used for investing activities	(548)	(547)		(2,293)		(501)		(977)
Cash flows from financing activities
Net proceeds from issuance of long-term debt				4,945
Payments of obligations				(4)
Cash dividends on common stock	(48)			(47)
Net transactions with Baxter International Inc.	11	689		(2,455)		(856)		(571)
Increase in debt with maturities of three months or less, net	300
Proceeds and excess tax benefits related to share-based compensation	74			64
Other financing activities	(9)			(11)		(16)
Net cash provided from (used for) financing activities	328	$ 689		2,492		$ (872)		$ (571)
Effect of foreign exchange rate changes on cash and equivalents	2			3
Change in cash and equivalents	(90)			1,001
Cash and equivalents at beginning of period	1,001
Cash and equivalents at end of period	$ 911			$ 1,001

[1]	The first quarter of 2015 included net after-tax charges from continuing operations of $33 million related to intangible asset amortization, business optimization items, and separation costs; and a $9 million after-tax favorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations. The second quarter of 2015 included net after-tax charges from continuing operations of $109 million related to intangible asset amortization, business optimization items, separation costs, and milestone payments associated with the company's collaboration agreements; and a $4 million after-tax charge reported in discontinued operations. The third quarter of 2015 included net after-tax charges from continuing operations of $104 million related to intangible asset amortization, separation costs, IPR&D and other impairment charges, a decrease in the fair value of contingent payment liabilities, milestone payments associated with the company's collaboration agreements and business development items; and a $28 million after-tax gain recorded on the sale of certain vaccines R&D programs reported in discontinued operations. The fourth quarter of 2015 included net after-tax charges from continuing operations of $286 million related to intangible asset amortization, business optimization items, separation costs, upfront and milestone payments to collaboration partners, a decrease in the fair value of contingent payment liabilities, a currency-related item and favorable adjustments to previously recorded impairment charges; and a $6 million after-tax unfavorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations.
[2]	The first quarter of 2014 included net after-tax charges from continuing operations of $24 million related to intangible asset amortization, business optimization items, plasma-related litigation and milestone payments associated with the company's collaboration agreements; and an $8 million after-tax charge reported in discontinued operations. The second quarter of 2014 included net after-tax charges from continuing operations of $63 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements and an increase in fair value of contingent payment liabilities. The third quarter of 2014 included net after-tax charges from continuing operations of $166 million related to intangible asset amortization, business optimization items, separation costs, the Branded Prescription Drug Fee and milestone payments associated with the company's collaboration arrangements; and after-tax charges of $5 million after-tax charge reported in discontinued operations. The fourth quarter of 2014 included net after-tax charges from continuing operations of $146 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements, other-than-temporary impairment and an increase in fair value of contingent payment liabilities; and a $417 million after-tax gain on the sale of the company's commercial vaccines business reported in discontinued operations.